Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	€ 135,925,000,000	€ 134,658,000,000
Fair value	139,834,000,000	139,711,000,000
Subordinated borrowings - held at amortized cost [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,355	953
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	1,389,000,000	764,000,000
Total estimated fair value	1,355,000,000	953,000,000
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	133,000,000	133,000,000
Total estimated fair value	128,000,000	137,000,000
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	11,525,000,000	13,099,000,000
Total estimated fair value	11,885,000,000	13,499,000,000
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	17,825,000,000	16,665,000,000
Total estimated fair value	18,028,000,000	17,031,000,000
Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	36,240,000,000	33,562,000,000
Fair value	39,758,000,000	38,076,000,000
Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	4,103,000,000	3,642,000,000
Fair value	4,494,000,000	4,181,000,000
Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	2,310,000,000	2,164,000,000
Fair value	2,310,000,000	2,164,000,000
Level I [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,355,000,000	791,000,000
Level I [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,570,000,000	2,116,000,000
Level I [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	13,000,000	6,000,000
Level II [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value		162,000,000
Level II [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	128,000,000	137,000,000
Level II [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	28,000,000	28,000,000
Level II [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1,000,000
Level II [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	42,000,000	64,000,000
Level II [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	2,064,000,000	1,991,000,000
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	10,287,000,000	11,355,000,000
Level III [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	18,028,000,000	17,031,000,000
Level III [member] | Mortgage loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	39,757,000,000	38,076,000,000
Level III [member] | Private loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	4,452,000,000	4,117,000,000
Level III [member] | Other loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	€ 233,000,000	€ 166,000,000